Accrued Expenses And Other Liabilities	12 Months Ended
Dec. 31, 2016
Payables and Accruals [Abstract]
Accrued Expenses And Other Liabilities
ACCRUED EXPENSES AND OTHER LIABILITIES
Accrued expenses and other liabilities as of December 31 were as follows ($ in millions):

	2016		2015
	Current	Noncurrent	Current	Noncurrent
Compensation and benefits	$914.1	$247.1	$775.3	$261.8
Pension and postretirement benefits	91.7	1,222.9	101.9	1,226.2
Taxes, income and other	293.9	3,894.1	381.2	4,031.1
Deferred revenue	539.8	92.7	457.0	76.5
Sales and product allowances	144.1	2.0	135.2	2.2
Other	810.6	211.5	758.8	152.2
Total	$2,794.2	$5,670.3	$2,609.4	$5,750.0